Earnings Per Share (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Mann- India Technologies Private Limited [Member]
Potentially issuable shares	0	0	0	0